INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 4 – INCOME TAXES

The components of the Company’s provision for federal income tax for the years ended September 30, 2025 and 2024 consist of the following:

	September 30,	September 30,
	2025	2024
Federal income tax benefit attributable to:
Current operations	$4,623,356	$2,192,373
Less: valuation allowance	(4,623,356)	(2,192,373)
Net provision for federal income taxes	$-	$-

The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows:

	September 30,	September 30,
	2025	2024
Deferred tax asset attributable to:
Net operating loss carryover	$970,905	$460,398
Less: valuation allowance	(970,905)	(460,398)
Net deferred tax asset	$-	$-

NOTE 6 – INCOME TAXES

The components of the Company’s provision for federal income tax for the years ended December 31, 2024 and 2023 consist of the following:

	December 31,	December 31,
	2024	2023
Federal income tax benefit attributable to:
Current operations	$2,911,163	$1,569,830
Less: valuation allowance	(2,911,163)	(1,569,830)
Net provision for federal income taxes	$-	$-

The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows:

	December 31,	December 31,
	2024	2023
Deferred tax asset attributable to:
Net operating loss carryover	$611,344	$329,664
Less: valuation allowance	(611,344)	(329,664)
Net deferred tax asset	-	-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of approximately $2,911,163 as of December 31, 2024, for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.